SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is April 5, 2017.

MFS® Global Bond Fund

Effective immediately, the sub-section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:
Portfolio Manager(s)

Portfolio Manager	Since	Title
Richard Hawkins	2014	Investment Officer of MFS
Robert Spector	2015	Investment Officer of MFS
Pilar Gomez-Bravo	2014	Investment Officer of MFS
Robert Persons	2014	Investment Officer of MFS
Erik Weisman	2010	Investment Officer of MFS
As of June 30, 2018, Richard Hawkins will retire as portfolio manager of the Fund.

Effective immediately, the sub-section entitled "Portfolio Manager(s)" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI.

Portfolio Manager	Primary Role	Five Year History
Richard Hawkins	Lead Portfolio Manager	Employed in the investment area of MFS since 1988
Robert Spector	Lead Portfolio Manager	Employed in the investment area of MFS since 2011
Pilar Gomez-Bravo	Lead Portfolio Manager
Employed in the investment area of MFS since March 2013; Managing Director of Imperial Capital from May 2012 to March 2013; Portfolio Manager and Head of Research of Negentropy Capital from June 2011 to April 2012

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2000
Erik Weisman	Sovereign Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2002
As of June 30, 2018, Richard Hawkins will retire as portfolio manager of the Fund.

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